Related party transactions with affiliated company - Additional Information (Detail) (USD $)	12 Months Ended							12 Months Ended		12 Months Ended										12 Months Ended					12 Months Ended											12 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 28, 2012	Sep. 28, 2012 Unpaid Principal Balance [Member]	Dec. 31, 2012 Commercial Letters Of Credit [Member]	Dec. 31, 2011 Commercial Letters Of Credit [Member]	Dec. 31, 2012 Prlp2011 Holdings Llc Joint Venture [Member]	Sep. 30, 2011 Prlp2011 Holdings Llc Joint Venture [Member]	Dec. 31, 2012 Professional Fees [Member]	Dec. 31, 2011 Professional Fees [Member]	Dec. 31, 2012 Donations [Member]	Dec. 31, 2011 Donations [Member]	Dec. 31, 2009 Limited Liability Company [Member]	Dec. 31, 2012 Related Party Equity Interest Residencial Project [Member]	Dec. 31, 2007 Related Party Equity Interest Residencial Project [Member]	Dec. 31, 2012 Related Party Residencial Mortgage Loan Director [Member]	Dec. 31, 2006 Related Party Residencial Mortgage Loan Director [Member]	Dec. 31, 2012 Related Party Residencial Mortgage Loan Director [Member] Commercial Letters Of Credit [Member]	Dec. 31, 2012 Related Party Residencial Mortgage Loan Officer [Member]	Dec. 31, 2007 Related Party Residencial Mortgage Loan Officer [Member]	Dec. 31, 2012 Related Party [Member]	Mar. 31, 2012 Related Party [Member] Outstanding Balance [Member]	Dec. 31, 2012 Related Party [Member] Paid In Full [Member]	Dec. 31, 2012 E V E R T E C Inc [Member]	Dec. 31, 2011 E V E R T E C Inc [Member]	Sep. 30, 2010 E V E R T E C Inc [Member]	Dec. 31, 2012 E V E R T E C Inc [Member] Deposits Member Scenario Actual Member	Dec. 31, 2011 E V E R T E C Inc [Member] Deposits Member Scenario Actual Member	Dec. 31, 2012 E V E R T E C Inc [Member] Deposits Member Scenario Consolidated [Member]	Dec. 31, 2011 E V E R T E C Inc [Member] Deposits Member Scenario Consolidated [Member]	Dec. 31, 2012 E V E R T E C Inc [Member] Loan Scenario Actual Member	Dec. 31, 2011 E V E R T E C Inc [Member] Loan Scenario Actual Member	Dec. 31, 2012 E V E R T E C Inc [Member] Loan Scenario Consolidated [Member]	Dec. 31, 2011 E V E R T E C Inc [Member] Loan Scenario Consolidated [Member]	Dec. 31, 2012 Performance Guarantee [Member] E V E R T E C Inc [Member]	Dec. 31, 2011 Performance Guarantee [Member] E V E R T E C Inc [Member]	Dec. 31, 2012 Financial Standby Letter Of Credit Member	Dec. 31, 2011 Financial Standby Letter Of Credit Member	Dec. 31, 2012 Financial Standby Letter Of Credit Member E V E R T E C Inc [Member]	Dec. 31, 2011 Financial Standby Letter Of Credit Member E V E R T E C Inc [Member]
Related Party Transaction [Line Items]
Sale of majority interest in subsidiaries, date of sale	Sep. 30, 2010
Percentage Of Ownership Interests Sold																									51.50%	51.00%	51.00%
Related Party Deposit Liabilities	$ 23,000,000	$ 36,000,000																										$ 19,968,000	$ 54,288,000	$ 10,288,000	$ 27,687,000
Related Party Transaction Expenses From Transactions With Related Party										1,900,000	3,000,000	600,000	600,000
Financing Receivable Modifications Recorded Investment	1,200,000,000	881,000,000																				1,800,000	1,200,000	300,000
Financing Receivable, Modifications, Pre-Modification Recorded Investment	588,139,000	536,380,000																				1,500,000
Equity Method Investment Ownership Percentage								24.90%	24.90%																48.50%	49.00%	49.00%
Guarantee Obligations Current Carrying Value																																				1,000,000	15,000,000	600,000	500,000	2,900,000	2,900,000
Guarantee Obligations Term																																				5-year period following September 30, 2010				5-year period
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal	0	0	640,802,000
Gain on retained interest (sale of Evertec)	0	0	93,970,000
Loans and Leases Receivable, Related Parties														13,500,000	2,000,000	3,900,000	900,000	828,000		1,700,000	1,350,000											53,589,000	53,215,000	27,609,000	27,140,000
Loans Sold				6,600,000	17,800,000
Line of Credit Facility, Maximum Borrowing Capacity																250,000			2,500,000
Majority Interest Percentage								75.10%
Charge-offs	(630,472,000)	(693,711,000)																		500,000
Equity method investments, distributions																									5,000,000
Fair Value Disclosure Offbalance Sheet Risks Face Amount Asset						20,634,000	11,632,000
Proceeds from Equity Method Investment Dividends, Distributions and Return of Capital																									155,000,000
Line of Credit Facility, Amount Outstanding																			$ 2,200,000